Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
Schedule of Composition of Debt Instruments

	JPY (millions) As of March 31
	2022	2023
Bonds	¥3,637,355	¥3,658,314
Short-term loans	285	256
Long-term loans	707,770	723,772
Total	¥4,345,410	¥4,382,341
Non-current	¥4,141,418	¥4,042,741
Current	¥203,993	¥339,600
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2022	As of March 31, 2023	Interest rate (%)
Hybrid subordinated bonds	¥500,000	498,154	498,876	1.720% per annum through October 6, 2024 and 6 month LIBOR(5) + margin (1.750-2.750%) thereafter	June 2079
2018 EUR Unsecured Senior Notes – variable rate	€750	101,912	—	3 month EURIBOR + margin (1.100%)	November 2022 (3)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	405,290	433,611	2.250-3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$3,250 as of March 31, 2022 $2,250 as of March 31, 2023	395,303	298,842	4.400-5.000%	November 2023 - November 2028 (2)
Unsecured Senior Notes Assumed in Shire Acquisition	$4,000	465,958	515,298	2.875-3.200%	September 2023 - September 2026
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520 as of March 31, 2022 $1,301 as of March 31, 2023	185,998	174,239	2022: 3.600-5.250% 2023: 4.000-5.250%	June 2025 - June 2045 (1)
2020 USD Unsecured Senior Notes – fixed rate	$7,000	849,391	928,210	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	485,985	519,808	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,364	249,429	0.400%	October 2031
Commercial Paper	¥40,000	—	40,000	—	June 2023
Total		¥3,637,355	¥3,658,314
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2022	As of March 31, 2023	Interest rate (%)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	183,028	199,993	6 month LIBOR(4) + 0.500%	April 2027
Bilateral Loans	¥210,000	210,000	210,000	0.190–0.815%	April 2024-March 2029
Other		1,527	534
Total		¥708,055	¥724,027